Supplemental Cash Flow Information	3 Months Ended
Mar. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

	Quarter Ended
	March 31,
	2012	2011
Supplemental disclosure of cash flow information:
Interest paid	$0.4	$0.6
Income taxes paid	$0.2	$0.1
Supplemental disclosure of non-cash transactions:
Non-cash capital expenditures	$1.8	$0.7